Equity (Share-based Payments to Employees, Restricted Shares) (Details) - Restricted shares [Member] shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) shares
Icls Directors Excluding Icls Ceo And Chairman Of Bod [Member] | January 10, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments | shares	137
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Officers and senior employees [Member] | March 6 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments | shares	1,726
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Chief Executive Officers [Member] | May 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments | shares	121
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Former Chairman Board Of Directors [Member] | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments | shares	47
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Icl Directors Excluding Directors Who Are Officers Or Directors Of Il Corp Ltd Member | January 10, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at the grant date (Million) | $	$ 0.6
Icl Directors Excluding Directors Who Are Officers Or Directors Of Il Corp Ltd Member | March 6 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at the grant date (Million) | $	8.0
Icl Directors Excluding Directors Who Are Officers Or Directors Of Il Corp Ltd Member | May 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at the grant date (Million) | $	0.6
Icl Directors Excluding Directors Who Are Officers Or Directors Of Il Corp Ltd Member | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at the grant date (Million) | $	$ 0.2
Icl Directors Excluding Directors Who Are Officers Or Directors Of Il Corp Ltd Member | April 23, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments | shares	177
Vesting conditions	3 equal tranches: (1) one third on January 1, 2021 (2) one third on January 1, 2022 (3) one third on January 1,2023
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the Grant Date (the approval date of the annual General Meeting of shareholders).
Fair value at the grant date (Million) | $	$ 0.6